Subordinated Convertible Promissory Notes (Details Narrative) - USD ($)		1 Months Ended				12 Months Ended
	Mar. 15, 2021	Aug. 31, 2021	Aug. 17, 2021	Jan. 27, 2021	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Subordinated Convertible Promissory Notes					$ 3,000,000	$ 0	$ 1,848,495
Notes Payable					1,145,000
Notes Payable Related Parties				$ 1,255,000	1,730,000
Notes Payable Non Related Parties				$ 311,000	$ 125,000
Maturity Date				Dec. 31, 2021	Jul. 17, 2021
Bear Interest Rate					4.00%
20% Discount Rate For Preferred Shares				$ 10,000,000
Exchange Shares			65,823,015
Amortized Debt Discount Costs						14,126	97,104
Series A
Proceeds From Series A Financing					$ 10,000,000
Net Of Debt Discount Costs					$ 28,301
Amortized Debt Discount Costs						$ 16,888	$ 14,126
Minimum
Increase Convertible Promissory Notes				3,000,000
Maximum
Increase Convertible Promissory Notes				$ 5,000,000
Notes Payable [Member]
Debt Conversion Amount Converted		$ 180,434
Debt Conversion Converted Instrument Shares Issued		32,219
Series 1d Preferred Stock
Notes Payable	$ 4,391,000
Exchange Shares	5,379,247
Interest Payable	$ 73,801